Financial instruments (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Balance, beginning of year	$ 601,715	$ 3,327,672
Change in valuation of financing warrants	(445,216)	(2,200,312)
Share-based compensation expense on PSUs	(156,499)	(525,645)
Balance, ending	$ 0	$ 601,715